Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

9. Related Party Transactions

Todd Slater

On September 29, 2011, the Company entered into an agreement, which was amended on October 4, 2011, with Todd Slater, who was appointed as a director of the Company commencing on October 17, 2011, for services related to the Company’s licensing strategy and introduction to potential licensees. During the term of the agreement or during the year following the expiration of the term of the agreement, if the Company enters into a license or distribution agreement with a licensee introduced by Mr. Slater, Mr. Slater was entitled to receive a commission equal to 15% of all net royalties received by the Company during the first term of such agreement, payable within thirty days of receipt of the net royalties.
On July 10, 2012, the Company and Mr. Slater entered into an amendment (the “Amendment”) to the agreement. Pursuant to the Amendment, the Company paid to Mr. Slater $163,000 as payment in full for (i) the cancellation of all amounts which are or may otherwise become due or payable to Mr. Slater under the terms of the agreement for licensees already introduced to the Company by Mr. Slater and which Mr. Slater was entitled to 15% of the revenues from such licensees under the agreement, and (ii) the assignment to the Company of all such amounts payable directly to Mr. Slater pursuant to such license agreements. The Company has capitalized this payment and amortizes the expense in accordance with the revenue earned from the respective licensing agreements on which this payment was based.
The Company incurred direct licensing costs with Mr. Slater from amortization of the one-time payment stated above for the Current Quarter and the Prior Year Quarter of $8,000 and $21,000, respectively.

Licensing Agent Agreement

On August 2, 2011, the Company entered into a licensing agent agreement with Adam Dweck (“AD”), son of Jack Dweck, a former director of the Company, pursuant to which he is entitled to a five percent commission on any royalties the Company receives under any new license agreements that he procures for the Company for the initial term of such license agreements. AD earned $7,000 and $6,000 in fees for the Current Quarter and Prior Year Quarter, respectively.

13. Related Party Transactions

Todd Slater
On September 29, 2011, the Company entered into an agreement, which was amended on October 4, 2011, with Todd Slater, who was appointed as a director of the Company commencing on October 17, 2011, for services related to the Company’s licensing strategy and introduction to potential licensees. During the term of the agreement or during the year following the expiration of the term of the agreement, if the Company enters into a license or distribution agreement with a licensee introduced by Mr. Slater, Mr. Slater was entitled to receive a commission equal to 15% of all net royalties received by the Company during the first term of such agreement, payable within thirty days of receipt of the net royalties.
On July 10, 2012, the Company and Mr. Slater entered into an amendment (the “Amendment”) to the agreement. Pursuant to the Amendment, the Company paid to Mr. Slater $163,000 as payment in full for (i) the cancellation of all amounts which are or may otherwise become due or payable to Mr. Slater under the terms of the agreement for licensees already introduced to the Company by Mr. Slater and which Mr. Slater was entitled to 15% of the revenues from such licensees under the agreement, and (ii) the assignment to the Company of all such amounts payable directly to Mr. Slater pursuant to such license agreements. The Company has capitalized this payment and amortizes the expense in accordance with the revenue earned from the respective licensing agreements on which this payment was based.
The Company incurred direct licensing costs with Mr. Slater from amortization of the one-time payment stated above and fees paid for the Current Year and the Prior Year of $85,000 and $46,000, respectively.
On June 5, 2013, the Company paid Threadstone Advisors, LLC (“Threadstone”) a fee of $280,000 for the placement of $4,000,000 of proceeds from the Offering (see Note 8). This placement fee was recorded as a reduction in paid-in capital and reflected in the stockholders’ equity section of the consolidated balance sheet. Mr. Slater is an officer and a 5% owner of Threadstone.
On December 22, 2014, the Company entered into an agreement with Young America, pursuant to which the Company agreed to pay Young America a cash payment of 7% of the gross proceeds from a private offering of the Company’s equity securities, except with respect to $3,000,000 of common stock sold in the 2014 Private Offering. The Company paid Young America a placement fee of $474,600 in connection with the 2014 Private Offering. Todd Slater is a director of the Company and a registered representative and independent contractor to Young America, and he received $439,005 of the consideration paid to Young America.
Licensing Agent Agreement
On August 2, 2011, the Company entered into a licensing agent agreement with AD, pursuant to which he is entitled to a five percent commission on any royalties the Company receives under any new license agreements that he procures for the Company for the initial term of such license agreements. AD earned $25,000 and $13,000 in fees for the Current Year and Prior Year, respectively.
The Company issued AD warrants to purchase 12,500 shares of Common Stock at an exercise price of $5.00 per share, subject to AD generating $0.5 million of accumulated royalties, and additional warrants to purchase 12,500 shares of Common Stock at an exercise price of $5.00 per share, subject to AD generating $1.0 million of accumulated royalties. Additionally, AD shall be entitled to receive warrants to purchase 25,000 shares of Common Stock priced at an exercise price per share equal to the fair market value at the time of issuance, subject to AD generating $2.0 million of accumulated royalties. These warrants all expire on August 2, 2016. AD reached the first milestone of $0.5 million sourced royalties, as well as the second milestone of $1.0 million of sourced royalties as of December 31, 2014. Accordingly, the Company issued warrants to AD to purchase 25,000 shares of Common Stock, of which 12,500 vested in 2013 and 12,500 vested in 2014. The fair value of these warrants was estimated at $2,500 on the grant date using the Black-Scholes option pricing model, of which half has been recorded as a royalty commission expense in the Current Year and half has been recorded as a royalty commission expense in the Prior Year. The expense was recorded as a reduction of net licensing revenues in the consolidated statements of operations.
IM Ready-Made, LLC
The Company and IM Ready had balances owed between the companies relating to the transition of the Isaac Mizrahi Business and certain payments assigned to IM Ready by QVC under the QVC Agreement. As of December 31, 2014 and 2013, the Company owed IM Ready $0 and $459,000, respectively. The Company did not earn any revenue or incur any expenses with IM Ready since the closing of the acquisition of the Mizrahi business.
Mark DiSanto
On June 5, 2013, Mark X. DiSanto Investment Trust (the “DiSanto Trust”) purchased 285,715 shares of the Company’s Common Stock and warrants to purchase an aggregate of 62,500 shares of the Company’s Common Stock for aggregate gross proceeds of $1 million in the Offering (see Note 8). Mark DiSanto, a director of the Company, is the trustee and has sole voting and dispositive power for the DiSanto Trust.